Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of earnings per share [text block] [Abstract]
Schedule of basic loss per share
	Year ended December 31,
	2020	2019	2018

(Loss) attributable to equity holders of the company ($000)	(26,131)	(9,323)	(7,934)
Weighted average number of ordinary shares in issue	169,065,390	136,482,627	127,553,866
Basic loss per share (cents per share)	(15.46)	(6.83)	(6.22)